Statements of Operations (USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Operating Income (Loss)
Revenues, net			$ 10,000		$ 50,000
Expenses
General and Administrative Expense	3,435	125	4,476	567	56,057
Consulting Fees	9,000		18,000		27,000
Accounting Fees	1,000	1,000	4,500	3,000	15,500
Legal Fees	7,500	8,074	59,135	23,074	229,093
Transfer Agent Fees	815		1,688		3,715
Operating Income (Loss)	(21,750)	(9,199)	(77,799)	(26,641)	(281,365)
Other income (expense)
Marketable Securities, Realized Gain (Loss)					(20,000)
Other income (expense), net					(20,000)
Net (loss)	$ (21,750)	$ (9,199)	$ (77,799)	$ (26,641)	$ (301,365)
Earnings Per Share
Earnings Per Share, Basic	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic	21,150,549	18,000,000	19,503,978	19,291,209
Earnings Per Share, Diluted	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Diluted	21,150,549	18,000,000	19,503,978	19,291,209